BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

Note 3—BUSINESS COMBINATIONS

        The Bank expanded its residential mortgage business unit with the acquisition of the assets of Palmetto South Mortgage Corporation ("Palmetto South"), effective July 31, 2011. Palmetto South, which operates as a division of the Bank, offers mortgage loan products for home purchase or refinance in the South Carolina market area. The acquisition price will be paid during a three year earn out period with the actual amount calculated based on the achievement of certain profitability metrics. The earn out terms over the three year period provide for contingent consideration which ranges from $0 to $1.2 million based upon annual net income. Management anticipates the amount will be approximately $600 thousand based upon recent past operating results and as such a contingent liability was recognized for this amount when considering business combination accounting rules. The purchase price of operating assets was $22 thousand. This acquisition was not considered material to the financial statements.